Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Operating revenues	$ 23,449	$ 22,883
Net earnings	2,892	2,699
Net earnings attributable to NCI	52	65
Total comprehensive income	4,763	3,153
Total comprehensive income attributable to NCI	54	64
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	879	754
Net earnings	158	202
Net earnings attributable to NCI	51	64
Total comprehensive income	164	200
Total comprehensive income attributable to NCI	53	63
Cash dividends paid to NCI	86	53
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 5	$ 5